Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2023
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(2.03%)
Interest rates	106.52%
CPI	298.10%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	8.46%
Interest rates	71.00%
CPI	96.98%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.46%
Interest rates	46.50%
CPI	55.61%
Alternative 1 [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(3.55%)
Interest rates	129.99%
CPI	386.28%
Alternative 1 [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	6.96%
Interest rates	96.50%
CPI	147.79%
Alternative 1 [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.04%
Interest rates	67.50%
CPI	90.10%
Alternative 2 [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(4.51%)
Interest rates	140.42%
CPI	427.33%
Alternative 2 [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	5.04%
Interest rates	133.19%
CPI	257.21%
Alternative 2 [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.55%
Interest rates	118.50%
CPI	150.31%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	60.00%
Interest rates	60.00%
CPI	60.00%
Probability of default [member] | Alternative 1 [member]
Disclosure of external credit grades [line items]
GDP growth	30.00%
Interest rates	30.00%
CPI	30.00%
Probability of default [member] | Alternative 2 [member]
Disclosure of external credit grades [line items]
GDP growth	10.00%
Interest rates	10.00%
CPI	10.00%